As filed with the Securities and Exchange Commission on March 1, 2024

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,711	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,711	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 8, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,711 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 8, 2024, the effectiveness of the registration statement for the iShares Energy Storage & Materials ETF (the “Fund”), filed in Post-Effective Amendment No. 2,674 on September 29, 2023, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,693	December 12, 2023	January 11, 2024
2,701	January 10, 2024	January 31, 2024
2,702	January 30, 2024	February 29, 2024
2,708	February 28, 2024	March 6, 2024

This Post-Effective Amendment No. 2,711 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 2,674.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,711 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 1st day of March, 2024.

iSHARES TRUST

By:
Dominik Rohé*
President

Date: March 1, 2024

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,711 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
John E. Martinez*
Trustee

Date: March 1, 2024

Cecilia H. Herbert*
Trustee

Date: March 1, 2024

John E. Kerrigan*
Trustee

Date: March 1, 2024

Robert S. Kapito*
Trustee

Date: March 1, 2024

Madhav V. Rajan*
Trustee

Date: March 1, 2024

Jane D. Carlin*
Trustee

Date: March 1, 2024

Drew E. Lawton*
Trustee

Date: March 1, 2024

Richard L. Fagnani*
Trustee

Date: March 1, 2024

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: March 1, 2024

/s/ Trent W. Walker
*By:	Trent W. Walker
Attorney-in-fact

Date: March 1, 2024

*

Powers of Attorney, each dated March 30, 2023, for Dominik Rohé, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,632, filed March 31, 2023.